UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number        811-3070

               Hilliard-Lyons Government Fund, Inc.
(Exact name of registrant as specified in charter)

P.O. Box 32760
          Louisville, Kentucky 40232-2760
(Address of principal executive offices) (Zip code)

Joseph C. Curry, Jr.
Hilliard-Lyons Government Fund, Inc.
P.O. Box 32760
          Louisville, Kentucky 40232-2760
(Name and address of agent for service)

Registrant's telephone number, including area code: 502-588-8400

Date of fiscal year end: August 31

Date of reporting period: November 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

HILLIARD-LYONS GOVERNMENT FUND, INC.
SCHEDULE OF INVESTMENTS
(UNAUDITED)
November 30, 2006

		Cash
Principal		Equivalent	Maturity
Amount		Yield	Date	Value

	U.S. GOVERNMENT SPONSORED ENTERPRISES* --100.2%**

$ 20,000,000	Federal Home Loan Bank Discount Note	5.256%	12/01/06	$20,000,000
10,625,000	Federal Home Loan Bank Discount Note	5.253	12/01/06	10,625,000
37,115,000	Federal Home Loan Bank Discount Note	5.169	12/04/06	37,099,365
40,000,000	Federal Farm Credit Bank Discount Note	5.167	12/05/06	39,977,511
40,000,000	Federal Home Loan Bank Discount Note	5.285	12/06/06	39,971,417
20,000,000	Federal Home Loan Bank Discount Note	5.142	12/07/06	19,983,200
41,000,000	Federal Home Loan Bank Discount Note	5.280	12/08/06	40,959,023
15,000,000	Federal Home Loan Bank Discount Note	5.164	12/11/06	14,978,917
40,000,000	Federal Farm Credit Bank Discount Note	5.210	12/12/06	39,937,545
45,000,000	Federal Home Loan Bank Discount Note	5.202	12/13/06	44,923,350
30,000,000	Federal Farm Credit Bank Discount Note	5.219	12/14/06	29,944,533
34,000,000	Federal Home Loan Bank Discount Note	5.285	12/15/06	33,931,972
23,100,000	Federal Home Loan Bank Discount Note	5.175	12/18/06	23,044,804
40,000,000	Federal Farm Credit Bank Discount Note	5.218	12/19/06	39,897,600
31,000,000	Federal Home Loan Bank Discount Note	5.259	12/20/06	30,916,231
25,000,000	Federal Farm Credit Bank Discount Note	5.238	12/21/06	24,928,611
25,000,000	Federal Home Loan Bank Discount Note	5.228	12/22/06	24,925,771
30,000,000	Federal Farm Credit Bank Discount Note	5.247	12/26/06	29,892,708
40,000,000	Federal Home Loan Bank Discount Note	5.212	12/27/06	39,853,389
25,000,000	Federal Farm Credit Bank Discount Note	5.228	12/28/06	24,904,000
30,000,000	Federal Home Loan Bank Discount Note	5.487	12/29/06	29,876,917
30,000,000	Federal Farm Credit Bank Discount Note	5.197	01/02/07	29,865,067
30,000,000	Federal Home Loan Bank Discount Note	5.432	01/03/07	29,856,313
35,000,000	Federal Farm Credit Bank Discount Note	5.245	01/04/07	34,830,094
40,000,000	Federal Home Loan Bank Discount Note	5.197	01/05/07	39,803,222
25,000,000	Federal Home Loan Bank Discount Note	5.218	01/10/07	24,858,889
30,000,000	Federal Home Loan Bank Discount Note	5.230	01/12/07	29,821,500
35,000,000	Federal Home Loan Bank Discount Note	5.217	01/16/07	34,772,364
25,000,000	Federal Home Loan Bank Discount Note	5.218	01/17/07	24,834,194
25,000,000	Federal Farm Credit Bank Discount Note	5.250	01/18/07	24,828,667
37,000,000	Federal Home Loan Bank Discount Note	5.238	01/19/07	36,743,158
33,459,000	Federal Home Loan Bank Discount Note	5.296	01/22/07	33,211,310
39,000,000	Federal Home Loan Bank Discount Note	5.264	01/23/07	38,704,591
35,000,000	Federal Home Loan Bank Discount Note	5.270	01/24/07	34,730,675
25,000,000	Federal Farm Credit Bank Discount Note	5.227	01/25/07	24,805,590
35,000,000	Federal Home Loan Bank Discount Note	5.422	01/26/07	34,716,344
25,000,000	Federal Farm Credit Bank Discount Note	5.228	01/29/07	24,791,451
35,290,000	Federal Home Loan Bank Discount Note	5.216	01/30/07	34,991,211
40,000,000	Federal Home Loan Bank Discount Note	5.254	01/31/07	39,653,317
38,000,000	Federal Home Loan Bank Discount Note	5.262	02/02/07	37,659,188

HILLIARD-LYONS GOVERNMENT FUND, INC.
SCHEDULE OF INVESTMENTS - continued
(UNAUDITED)
November 30, 2006

		Cash
Principal		Equivalent	Maturity
Amount		Yield	Date	Value

$ 23,000,000	Federal Home Loan Bank Discount Note	5.274%	02/07/07	$22,776,913
30,000,000	Federal Home Loan Bank Discount Note	5.275	02/09/07	29,700,458
29,751,000	Federal Home Loan Bank Discount Note	5.279	02/14/07	29,432,416
27,761,000	Federal Home Loan Bank Discount Note	5.275	02/16/07	27,456,096
25,000,000	Federal Farm Credit Bank Discount Note	5.262	02/20/07	24,712,000
15,000,000	Federal Home Loan Bank Discount Note	5.268	02/21/07	14,824,725
15,000,000	Federal Home Loan Bank Discount Note	5.275	02/21/07	14,824,554
40,000,000	Federal Home Loan Bank Discount Note	5.261	02/23/07	39,521,667
25,000,000	Federal Home Loan Bank Discount Note	5.275	02/28/07	24,682,628

	TOTAL U. S. GOVERNMENT SPONSORED ENTERPRISES
	(at amortized cost -- $1,481,980,466)			1,481,980,466

	TOTAL INVESTMENTS - 100.2%			1,481,980,466
	(at amortized cost -- $1,481,980,466***)
	OTHER ASSETS LESS LIABILITIES - (0.2%)			(3,695,604)

	NET ASSETS - 100.0%			$1,478,284,862

*	Obligations of U.S. Government sponsored enterprises are not issued nor guaranteed by the United States Treasury.

**	The percentage shown for each investment category is the total value of that category as a percentage of the total net assets of the Fund.

***	Also represents cost for federal income tax purposes.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on an evaluation of those disclosure controls and procedures made as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Exchange Act.

(b)
There have been no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications pursuant to Rule 30a-2(a) under the 1940 Act. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Hilliard-Lyons Government Fund, Inc.

By (Signature and Title)	/s/ Joseph C. Curry, Jr.
Joseph C. Curry, Jr., President
(principal executive officer)

Date: January 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Dianna P. Wengler

Dianna P. Wengler, Senior Vice President and Treasurer
(principal financial officer)

Date: January 19, 2007

By (Signature and Title)	/s/ Joseph C. Curry, Jr.
Joseph C. Curry, Jr., President
(principal executive officer)

Date: January 19, 2007